Note 7 - Accounts Payable and Accrued Expenses - Summary of Accounts Payable and Accrued Expenses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts payable and accrued expenses	$ 57,363	$ 22,231	$ 174,539
Payroll tax liability	137,500	137,500	137,500
Officer bonus		80,000
Accrued interest	41,836	40,372	12,944
Total accounts payable and accrued expenses	$ 236,699	$ 280,103	$ 324,983